Non-financial assets and liabilities - Additional Information, Inventory (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Inventories, gross	$ 23,800		$ 23,800
Inventories, obsolete stock	2,100		1,600
Inventory	21,664		$ 22,246
Cost of inventories	$ 4,522	$ 0